SHARE BASED COMPENSATION -Carrying Unit Award Activity (Details)	9 Months Ended
Sep. 30, 2017 $ / shares shares
Time Vesting Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	192,800,000
Granted (in shares)	28,025,000
Forfeited (in shares)	(4,229,166)
Ending balance (in shares)	216,595,834
Awards vested at September 30, 2017	0
Performance Based Vesting Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	10,000,000
Granted (in shares)	0
Forfeited (in shares)	0
Ending balance (in shares)	10,000,000
Awards vested at September 30, 2017	0
Carry Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Balance at beginning of period, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0.37
Granted weighted average grant date fair value (in dollars per share) | $ / shares	3.14
Forfeited weighted average grant date fair value (in dollars per share) | $ / shares	0.37
Balance at End of period, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0.71